Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
COST
Cost at beginning	$ 134,514	$ 31	$ 26
Cost, Acquired on acquisition of subsidiaries		135,592		4
Cost, Reclassified as held for sale	(63,575)	(9)
Cost, Additions	17	2	6	22
Cost, Disposal of subsidiaries	(2)
Cost, Exchange realignment	(502)	(1,102)	(1)
Cost at ending	70,452	134,514	31	26
ACCUMULATED DEPRECIATION
Accumulated depreciation at beginning	487	15	6
Accumulated depreciation, Provided for the year	998	479	9	6
Accumulated depreciation, Disposal of subsidiaries	(1)
Accumulated depreciation, Reclassified as held for sale	(625)	(6)
Accumulated depreciation,Exchange realignment	1	(1)
Accumulated depreciation at ending	860	487	15	6
CARRYING VALUES
Carrying value	69,592	134,027	16	20
Hotel [Member]
COST
Cost at beginning	134,490
Cost, Acquired on acquisition of subsidiaries		135,592
Cost, Reclassified as held for sale	(63,575)
Cost, Additions	17
Cost, Disposal of subsidiaries
Cost, Exchange realignment	(502)	(1,102)
Cost at ending	70,430	134,490
ACCUMULATED DEPRECIATION
Accumulated depreciation at beginning	469
Accumulated depreciation, Provided for the year	995	469
Accumulated depreciation, Disposal of subsidiaries
Accumulated depreciation, Reclassified as held for sale	(625)
Accumulated depreciation,Exchange realignment
Accumulated depreciation at ending	839	469
CARRYING VALUES
Carrying value	$ 69,591	134,021
Property and equipment use ful life	75 years
Computer Equipment [Member]
COST
Cost at beginning	$ 24	31	26
Cost, Acquired on acquisition of subsidiaries				4
Cost, Reclassified as held for sale		(9)
Cost, Additions		2	6	22
Cost, Disposal of subsidiaries	(2)
Cost, Exchange realignment			(1)
Cost at ending	22	24	31	26
ACCUMULATED DEPRECIATION
Accumulated depreciation at beginning	18	15	6
Accumulated depreciation, Provided for the year	3	10	9	6
Accumulated depreciation, Disposal of subsidiaries	(1)
Accumulated depreciation, Reclassified as held for sale		(6)
Accumulated depreciation,Exchange realignment	1	(1)
Accumulated depreciation at ending	21	18	15	6
CARRYING VALUES
Carrying value	$ 1	$ 6	$ 16	$ 20
Maximum [Member] | Computer Equipment [Member]
CARRYING VALUES
Property and equipment use ful life	5 years
Minimum [Member] | Hotel [Member]
CARRYING VALUES
Property and equipment use ful life	40 years